Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:
	June 30, 2025	December 31, 2024	June 30, 2024
Period-end spot rate	US$1= RMB 7.1636	US$1= RMB 7.2993	US$1= RMB 7.2672
Average rate	US$1= RMB 7.2526	US$1= RMB 7.1957	US$1= RMB 7.2150

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Depreciation of plant, property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Building	22 to 30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term